Schedule of Investments (unaudited)
June 30, 2024
 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 96.6%
Alabama — 2.4%
Alabama State Corrections Institution Finance Authority Revenue, Series A	5.000%	7/1/42	$9,250,000	$9,961,080
Black Belt Energy Gas District, AL, Gas Project Revenue Bonds:
Project No 6, Series B	4.000%	12/1/26	2,125,000	2,130,271 (a)(b)
Series D-1, Refunding	5.500%	2/1/29	2,700,000	2,866,520 (a)(b)
Energy Southeast, A Cooperative District Energy, AL, Supply Revenue, Series B-1	5.750%	11/1/31	5,500,000	6,046,672 (a)(b)
Jefferson County, AL, Sewer Revenue:
Warrants, Series 2024, Refunding	5.250%	10/1/40	4,000,000	4,445,020
Warrants, Series 2024, Refunding	5.250%	10/1/41	5,000,000	5,540,326
Warrants, Series 2024, Refunding	5.250%	10/1/42	5,775,000	6,383,066
Warrants, Series 2024, Refunding	5.250%	10/1/43	6,250,000	6,877,016
Mobile County, AL, IDA Revenue, Solid Waste Disposal Facility, Calvert LLC Project, Series A	5.000%	6/1/54	4,200,000	4,272,531 (c)
Southeast Alabama Gas Supply District, Gas Supply Revenue, Project No 1, Series A, Refunding	5.000%	4/1/31	5,500,000	5,685,858
Total Alabama				54,208,360
Alaska — 0.4%
Alaska State Housing Finance Corp. Revenue:
State Capital Project II, Series B, Refunding	5.000%	12/1/37	750,000	796,832
State Capital Project, Series B, Refunding	4.000%	12/1/35	1,000,000	1,004,843
State Capital Project, Series B, Refunding	4.000%	12/1/36	750,000	752,840
Northern Tobacco Securitization Corp., AK, Revenue:
Asset Backed Senior Bonds, Class 1, Series A, Refunding	5.000%	6/1/26	1,085,000	1,108,009
Asset Backed Senior Bonds, Class 1, Series A, Refunding	5.000%	6/1/27	1,000,000	1,035,319
Asset Backed Senior Bonds, Class 1, Series A, Refunding	5.000%	6/1/28	1,650,000	1,730,346
Asset Backed Senior Bonds, Class 1, Series A, Refunding	5.000%	6/1/29	1,250,000	1,325,863
Asset Backed Senior Bonds, Class 1, Series A, Refunding	5.000%	6/1/30	1,750,000	1,876,957
Total Alaska				9,631,009
Arizona — 2.3%
Arizona State IDA, Education Revenue:
Academies Math & Science Project, Refunding, SD Credit Program	5.000%	7/1/37	700,000	716,155
Basis School Project, Refunding, SD Credit Program	5.000%	7/1/37	850,000	874,931
Lincoln South Beltway Project	5.000%	2/1/25	1,500,000	1,513,340
Arizona State IDA, Hospital Revenue, Phoenix Children’s Hospital Project	5.000%	2/1/40	1,300,000	1,382,244
Chandler, AZ, IDA Revenue:
Intel Corp. Project	5.000%	9/1/27	6,500,000	6,675,395 (a)(b)(c)
Intel Corp. Project	3.800%	6/15/28	4,000,000	4,020,869 (a)(b)
Intel Corp. Project	4.100%	6/15/28	3,900,000	3,924,101 (a)(b)(c)
Intel Corp. Project	4.000%	6/1/29	8,500,000	8,557,587 (a)(b)(c)
Navajo Nation, AZ, Revenue, Series A, Refunding	5.000%	12/1/25	2,400,000	2,422,368 (d)
Phoenix, AZ, Civic Improvement Corp., Airport Revenue:
Junior Lien, Refunding	5.000%	7/1/27	4,000,000	4,003,587
Senior Lien, Series 2018	5.000%	7/1/36	3,715,000	3,876,440 (c)
Senior Lien, Series 2018	5.000%	7/1/37	4,300,000	4,479,515 (c)
Senior Lien, Series 2018	5.000%	7/1/38	5,085,000	5,281,581 (c)
See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Arizona — continued
Phoenix, AZ, IDA, Great Hearts Academies, Refunding	5.000%	7/1/36	$1,600,000	$1,612,124
Salt Verde, AZ, Financial Corp., Natural Gas Revenue, Series 2007	5.000%	12/1/32	3,665,000	3,901,674
Total Arizona				53,241,911
Arkansas — 0.2%
Arkansas State Development Finance Authority, Environmental Improvement Revenue, United States Steel Corporation Project, Green Bonds	5.700%	5/1/53	5,250,000	5,497,217 (c)
California — 5.4%
Alameda, CA, Corridor Transportation Authority Revenue:
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/34	3,000,000	3,069,154
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/36	4,200,000	4,296,579
California State Community Choice Financing Authority Revenue:
Clean Energy Project, Green Bonds, Series A-1	4.000%	8/1/28	2,250,000	2,265,067 (a)(b)
Clean Energy Project, Green Bonds, Series B-1	5.000%	8/1/29	8,300,000	8,717,309 (a)(b)
Clean Energy Project, Green Bonds, Series B-1	4.000%	8/1/31	12,105,000	12,134,109 (a)(b)
California State MFA Lease Revenue, Orange County, CA, Civic Center Infrastructure Improvement Program	5.000%	6/1/43	3,000,000	3,149,951
California State MFA Revenue:
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/34	4,550,000	4,701,324 (c)
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/43	4,500,000	4,570,912 (c)
Waste Management, Inc. Project, Series B	4.800%	6/2/25	3,000,000	3,011,168 (a)(b)(c)
California State MFA Special Facility Revenue, United Airlines, Inc., Los Angeles International Airport Project	4.000%	7/15/29	500,000	499,767 (c)
California State PCFA Water Furnishing Revenue:
Poseidon Resources	5.000%	7/1/27	6,370,000	6,428,325 (c)(d)
San Diego County Water Authority Desalination Project, Refunding	5.000%	7/1/39	1,500,000	1,570,021 (d)
California State, GO, Various Purpose, Refunding	4.000%	11/1/36	2,240,000	2,265,486
Los Angeles, CA, Department of Airports Revenue:
Los Angeles International Airport, Series G, Refunding	5.000%	5/15/27	3,390,000	3,524,777 (c)
Los Angeles International Airport, Series H, Refunding	5.000%	5/15/27	4,175,000	4,340,986 (c)
Los Angeles International Airport, Subordinated, Series D	5.000%	5/15/37	3,275,000	3,417,372 (c)
Los Angeles International Airport, Subordinated, Series F	5.000%	5/15/34	1,775,000	1,875,776 (c)
Subordinated, Los Angeles International Airport, Series B	5.000%	5/15/35	1,000,000	1,020,651 (c)
Subordinated, Los Angeles International Airport, Series B	5.000%	5/15/36	1,000,000	1,019,943 (c)
Subordinated, Los Angeles International Airport, Series C	5.000%	5/15/37	4,925,000	5,093,230 (c)
Subordinated, Los Angeles International Airport, Series C	5.000%	5/15/38	2,500,000	2,579,176 (c)
Los Angeles, CA, Department of Water & Power, Power System Revenue, Series C	5.000%	7/1/37	3,000,000	3,147,730
M-S-R Energy Authority, CA, Natural Gas Revenue:
Series A	6.125%	11/1/29	1,550,000	1,635,031
Series B	6.125%	11/1/29	14,845,000	15,659,379
River Islands, CA, Public Financing Authority, Special Tax Revenue:
Community Facilities District No 2023-1	5.500%	9/1/43	1,350,000	1,457,326
Community Facilities District No 2023-1	5.500%	9/1/48	1,780,000	1,902,905
Riverside, CA, Electric Revenue, Series A, Refunding	5.000%	10/1/36	6,250,000	6,787,139
Riverside, CA, Sewer Revenue, Series A, Refunding	5.000%	8/1/36	1,000,000	1,074,195
San Bernardino, CA, USD Revenue, COP, School Financing Project, AGM	5.000%	10/1/34	1,000,000	1,071,899
See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2024 Quarterly Report

 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
California — continued
San Francisco, CA, City & County Airport Commission, International Airport Revenue:
Series A, Refunding	5.000%	1/1/34	$1,000,000	$1,051,935 (c)
Series D, Refunding	5.000%	5/1/48	5,000	5,214 (c)(e)
Series D, Unrefunded	5.000%	5/1/48	2,495,000	2,534,050 (c)
Sanger, CA, USD Revenue, COP, Capital Projects, Refunding, AGM	5.000%	6/1/49	3,000,000	3,046,675
Southern California Public Power Authority, Natural Gas Project Revenue, Project Number 1, Series A	5.250%	11/1/26	2,000,000	2,047,016
Tobacco Securitization Authority of Southern California Revenue:
San Diego County Tobacco Asset Securitization Corporation, Series A, Refunding	5.000%	6/1/34	655,000	702,010
San Diego County Tobacco Asset Securitization Corporation, Series A, Refunding	5.000%	6/1/36	1,000,000	1,067,536
San Diego County Tobacco Asset Securitization Corporation, Series A, Refunding	5.000%	6/1/38	1,750,000	1,856,087
Total California				124,597,210
Colorado — 2.7%
Base Village Metropolitan District No 2, CO, GO, Series A, Refunding	5.500%	12/1/36	500,000	501,897
Colorado State Health Facilities Authority Revenue:
Commonspirit Health Initiatives, Series A	5.250%	11/1/37	1,450,000	1,631,478
Commonspirit Health Initiatives, Series A	5.250%	11/1/38	2,200,000	2,455,191
Commonspirit Health Initiatives, Series A	5.250%	11/1/39	2,000,000	2,226,407
Commonspirit Health Initiatives, Series B-2	5.000%	8/1/26	2,900,000	2,956,898 (a)(b)
Denver, CO, City & County Airport System Revenue:
Series A, Refunding	5.500%	11/15/40	23,750,000	26,583,603 (c)
Subordinated, Series B, Refunding	5.000%	11/15/28	4,735,000	4,979,782 (c)
Subordinated, Series B, Refunding	5.000%	11/15/29	3,250,000	3,446,136 (c)
Subordinated, Series B, Refunding	5.000%	11/15/32	1,500,000	1,635,291 (c)
Denver, CO, City & County Special Facility Apartment Revenue, United Airlines Inc. Project, Refunding	5.000%	10/1/32	4,800,000	4,800,519 (c)
District of Vauxmont Metropolitan, CO, GO, Series 2020, Refunding, AGM	5.000%	12/1/28	415,000	440,178
Public Authority for Colorado Energy, Natural Gas Purchase Revenue, Series 2008	6.250%	11/15/28	8,000,000	8,387,086
Regional Transportation District, CO, Revenue:
Denver Transit Partners Eagle P3 Project, Series A, Refunding	5.000%	1/15/30	700,000	746,848
Denver Transit Partners Eagle P3 Project, Series A, Refunding	5.000%	1/15/31	450,000	485,414
Denver Transit Partners Eagle P3 Project, Series A, Refunding	5.000%	7/15/31	400,000	431,588
Total Colorado				61,708,316
Connecticut — 0.8%
Connecticut State HEFA Revenue:
Sacred Heart University Issue, Series I-1, Refunding	5.000%	7/1/36	1,150,000	1,188,181
Sacred Heart University Issue, Series I-1, Refunding	5.000%	7/1/42	2,000,000	2,017,507
Connecticut State Special Tax Revenue, Transportation Infrastructure, Series A	5.000%	1/1/37	5,000,000	5,250,801
Connecticut State, GO:
Series B	4.000%	1/15/41	2,750,000	2,758,963
Series B	4.000%	1/15/42	1,250,000	1,241,487
Series C	4.000%	6/1/35	1,525,000	1,578,247
Series C	4.000%	6/1/37	1,000,000	1,024,365
Series C	4.000%	6/1/38	1,250,000	1,269,795
University of Connecticut, Student Fee Revenue, Series A	5.000%	11/15/43	2,900,000	3,022,752
Total Connecticut				19,352,098
See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Delaware — 0.3%
Delaware State EDA Revenue, Acts Retirement - Life Communities Inc. Obligated Group, Series B	5.000%	11/15/43	$3,000,000	$3,110,739
Delaware State Health Facilities Authority Revenue, Series 2018	5.000%	6/1/43	4,420,000	4,390,846
Total Delaware				7,501,585
District of Columbia — 0.5%
District of Columbia Revenue:
Ingleside Rock Creek Project, Series A	5.000%	7/1/32	500,000	505,964
Ingleside Rock Creek Project, Series A	5.000%	7/1/37	500,000	502,071
KIPP DC Issue, Series A, Refunding	5.000%	7/1/37	4,010,000	4,132,688
KIPP DC Project, Series B, Refunding	5.000%	7/1/37	5,000,000	5,152,977
Total District of Columbia				10,293,700
Florida — 7.5%
Broward County, FL, Airport System Revenue:
Series 2017	5.000%	10/1/36	1,750,000	1,802,761 (c)
Series 2017	5.000%	10/1/42	1,500,000	1,525,818 (c)
Series A	5.000%	10/1/27	1,750,000	1,815,700 (c)
Broward County, FL, Port Facilities Revenue:
Series 2022	5.000%	9/1/32	1,725,000	1,881,190 (c)
Series 2022	5.000%	9/1/33	1,800,000	1,958,490 (c)
Series 2022	5.000%	9/1/35	1,650,000	1,794,969 (c)
Series 2022	5.000%	9/1/36	1,305,000	1,419,018 (c)
Series 2022	5.000%	9/1/38	1,350,000	1,435,453 (c)
Series 2022	5.000%	9/1/39	1,415,000	1,499,966 (c)
Series 2022	5.000%	9/1/40	1,150,000	1,215,202 (c)
Series 2022	5.000%	9/1/41	1,290,000	1,363,330 (c)
Series 2022	5.000%	9/1/42	1,750,000	1,843,682 (c)
Series B	5.000%	9/1/31	10,155,000	10,683,529 (c)
Broward County, FL, School Board, COP:
Series A, Refunding	5.000%	7/1/27	4,000,000	4,059,080
Series A, Refunding	5.000%	7/1/28	5,500,000	5,579,068
Series A, Refunding	5.000%	7/1/30	5,000,000	5,053,712
Central Florida Expressway Authority Revenue:
Senior Lien, Refunding	5.000%	7/1/37	1,250,000	1,300,297
Senior Lien, Refunding	5.000%	7/1/38	1,000,000	1,033,837
Florida Atlantic University, FL, Finance Corp., Capital Improvements Revenue, Series 2019 A, Refunding	5.000%	7/1/35	5,775,000	6,170,452
Florida State Development Finance Corp., Educational Facilities Revenue, Renaissance Charter School Inc. Projects, Series A	6.000%	6/15/35	1,900,000	1,923,297 (d)
Florida State Development Finance Corp., Revenue:
Brightline Passenger Rail Project, Refunding	5.000%	7/1/41	11,215,000	11,626,761 (c)
Brightline Passenger Rail Project, Refunding, AGM	5.000%	7/1/44	5,985,000	6,307,513 (c)
Brightline Passenger Rail Project, Refunding, AGM	5.250%	7/1/47	16,250,000	17,115,312 (c)
Florida State Insurance Assistance Interlocal Agency Inc., Revenue:
Series A-1	5.000%	9/1/26	10,000,000	10,205,535
Series A-1	5.000%	9/1/27	5,640,000	5,812,094
See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2024 Quarterly Report

 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Florida — continued
Florida State Mid-Bay Bridge Authority Revenue:
Series A, Refunding	5.000%	10/1/26	$2,000,000	$2,023,128
Series A, Refunding	5.000%	10/1/27	3,000,000	3,037,501
Series A, Refunding	5.000%	10/1/28	1,000,000	1,013,050
Hillsborough County, FL, Aviation Authority Revenue, Tampa International Airport, Series E	5.000%	10/1/43	3,000,000	3,077,745 (c)
Lee County, FL, Airport Revenue, Series A, Refunding	5.000%	10/1/31	3,500,000	3,779,336 (c)
Miami-Dade County, FL, Aviation Revenue:
Series A, Refunding	4.000%	10/1/35	3,445,000	3,500,868
Series A, Refunding	4.000%	10/1/37	2,075,000	2,089,274
Series A, Refunding	4.000%	10/1/39	5,175,000	5,180,514
Miami-Dade County, FL, Expressway Authority Toll System Revenue:
Series B, Refunding	5.000%	7/1/25	3,730,000	3,742,413
Series B, Refunding	5.000%	7/1/27	2,350,000	2,351,660
Series B, Refunding	5.000%	7/1/28	1,000,000	1,000,778
Series B, Refunding	5.000%	7/1/30	2,500,000	2,502,024
Series B, Refunding	5.000%	7/1/31	2,750,000	2,752,096
Miami-Dade County, FL, Health Facilities Authority Hospital Revenue:
Nicklaus Children’s Hospital, Refunding	5.000%	8/1/35	1,020,000	1,051,970
Nicklaus Children’s Hospital, Refunding	5.000%	8/1/36	635,000	654,492
Nicklaus Children’s Hospital, Refunding	5.000%	8/1/37	1,010,000	1,037,771
Miami-Dade County, FL, Seaport Revenue:
Series A, Refunding	5.000%	10/1/40	4,460,000	4,764,530 (c)
Series A, Refunding	5.000%	10/1/41	3,250,000	3,465,445 (c)
Series A, Refunding	5.000%	10/1/42	4,000,000	4,257,760 (c)
Orange County, FL, Health Facilities Authority Revenue:
Orlando Health Obligated Group, Series A	5.000%	10/1/40	1,250,000	1,374,525
Orlando Health Obligated Group, Series A	5.000%	10/1/41	1,750,000	1,913,707
Orlando Health Obligated Group, Series A	5.000%	10/1/42	1,000,000	1,084,559
Palm Beach County, FL, Health Facilities Authority Revenue:
Jupiter Medical Center Project, Series A	5.000%	11/1/32	400,000	421,856
Jupiter Medical Center Project, Series A	5.000%	11/1/34	620,000	653,744
Jupiter Medical Center Project, Series A	5.000%	11/1/35	1,200,000	1,263,424
Jupiter Medical Center Project, Series A	5.000%	11/1/42	1,400,000	1,426,339
Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion, Series 2022, Refunding	4.000%	6/1/31	1,100,000	1,082,342
State of Florida Department of Transportation Turnpike System Revenue, Series A	4.000%	7/1/39	5,000,000	5,038,538
Tampa, FL, Hospital Revenue, H. Lee Moffitt Cancer Center Project, Series B	4.000%	7/1/45	1,000,000	959,333
Total Florida				172,926,788
Georgia — 1.5%
Brookhaven, GA, Development Authority Revenue, Children’s Healthcare of Atlanta, Inc., Series A	4.000%	7/1/44	3,500,000	3,447,731
Dahlonega, GA, Downtown Development Authority Revenue, North Georgia MAC LLC Project, Refunding	5.000%	7/1/31	1,400,000	1,455,984
Georgia State Higher Education Facilities Authority Revenue, USG Real Estate, Refunding	5.000%	6/15/33	1,600,000	1,713,045
See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Georgia — continued
Georgia State Municipal Electric Authority, Power Revenue:
Series A, Refunding	5.000%	1/1/34	$850,000	$926,365
Series A, Refunding	5.000%	1/1/35	875,000	953,390
Series A, Refunding	5.000%	1/1/36	1,075,000	1,169,534
Series A, Refunding	4.000%	1/1/51	645,000	577,841
Series A, Refunding, AGM	4.000%	1/1/46	1,780,000	1,763,331
Main Street Natural Gas Inc., GA, Gas Project Revenue:
Series A	5.000%	5/15/33	2,750,000	2,849,989
Series B	5.000%	6/1/29	9,475,000	9,937,877 (a)(b)
Series B	5.000%	3/1/32	5,000,000	5,301,237 (a)(b)
Series C	5.000%	9/1/30	4,000,000	4,248,900 (a)(b)
Total Georgia				34,345,224
Guam — 0.1%
Guam Government, Business Privilege Tax Revenue:
Series F, Refunding	4.000%	1/1/36	1,085,000	1,089,518
Series F, Refunding	4.000%	1/1/42	2,050,000	1,978,989
Total Guam				3,068,507
Hawaii — 0.2%
Honolulu, HI, City & County Wastewater System Revenue, First Senior Bond Resolution, Series A	3.000%	7/1/41	5,000,000	4,307,901
Illinois — 15.9%
Chicago, IL, Board of Education, Dedicated Capital Improvement, Special Tax Revenue:
Series 2017	5.000%	4/1/42	1,700,000	1,729,823
Series 2018	5.000%	4/1/36	1,270,000	1,322,973
Series 2018	5.000%	4/1/37	1,400,000	1,456,055
Chicago, IL, Board of Education, GO:
Dedicated, Series A	5.000%	12/1/33	5,010,000	5,401,367
Dedicated, Series A	5.000%	12/1/36	3,540,000	3,681,692
Dedicated, Series A	5.000%	12/1/38	1,735,000	1,788,998
Dedicated, Series A	5.000%	12/1/43	18,000,000	18,377,728
Dedicated, Series A	5.875%	12/1/47	3,000,000	3,287,127
Dedicated, Series G, Refunding	5.000%	12/1/34	2,230,000	2,281,827
Series A	5.000%	12/1/33	6,475,000	6,806,617
Series A	5.000%	12/1/35	3,450,000	3,604,399
Series A	5.000%	12/1/40	4,515,000	4,625,230
Series A, Refunding	5.000%	12/1/29	2,500,000	2,619,139
Series B, Refunding	5.000%	12/1/36	3,100,000	3,224,081
Series C, Refunding	5.000%	12/1/24	2,500,000	2,508,939
Series C, Refunding	5.000%	12/1/25	1,000,000	1,013,193
Series C, Refunding, AGM	5.000%	12/1/32	1,000,000	1,043,580
Series D	5.000%	12/1/46	1,000,000	1,003,493
Chicago, IL, GO:
Chicago Works, Series A	5.500%	1/1/39	7,000,000	7,620,983
Series A	5.000%	1/1/40	7,075,000	7,278,564
Series A	5.000%	1/1/44	2,200,000	2,247,056
See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2024 Quarterly Report

 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Illinois — continued
Series A, Refunding	5.000%	1/1/25	$4,000,000	$4,020,341
Series A, Refunding	5.000%	1/1/27	2,250,000	2,315,966
Series A, Refunding	5.625%	1/1/29	1,250,000	1,296,967
Series C, Refunding	5.000%	1/1/25	2,765,000	2,779,061
Chicago, IL, Metropolitan Water Reclamation District Greater Chicago, GO:
Series B, Green Bond	5.000%	12/1/25	1,235,000	1,242,099 (e)
Series B, Green Bond	5.000%	12/1/26	1,275,000	1,282,329 (e)
Series B, Green Bond	5.000%	12/1/27	1,360,000	1,367,818 (e)
Series B, Green Bond	5.000%	12/1/28	1,425,000	1,433,191 (e)
Series B, Green Bond	5.000%	12/1/30	1,575,000	1,584,054 (e)
Series B, Green Bond	5.000%	12/1/31	1,650,000	1,659,485 (e)
Series B, Green Bond	5.000%	12/1/32	1,735,000	1,744,973 (e)
Series B, Green Bond	5.000%	12/1/33	1,820,000	1,830,462 (e)
Series B, Green Bond	5.000%	12/1/34	1,910,000	1,920,979 (e)
Chicago, IL, O’Hare International Airport Revenue:
General Senior Lien, Series A, Refunding	5.000%	1/1/42	3,850,000	4,060,766 (c)
General Senior Lien, Series C, Refunding	5.000%	1/1/41	1,745,000	1,846,734 (c)
General Senior Lien, Series C, Refunding	5.000%	1/1/42	1,920,000	2,025,109 (c)
Senior Lien, Series D	5.250%	1/1/36	7,445,000	7,769,392
Senior Lien, Series D	5.250%	1/1/37	4,600,000	4,775,375
Series A, Refunding	5.000%	1/1/33	2,145,000	2,152,504 (c)
Series B, Refunding	5.000%	1/1/33	4,500,000	4,520,389
Series C, Refunding	5.000%	1/1/30	6,010,000	6,030,442 (c)
Series C, Refunding	5.000%	1/1/43	1,570,000	1,649,660 (c)
Trips Obligated Group	5.000%	7/1/38	1,500,000	1,531,813 (c)
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue:
Second Lien, Series A, Refunding	5.000%	12/1/45	5,900,000	6,125,133
Second Lien, Series A, Refunding	4.000%	12/1/49	2,000,000	1,920,478
Chicago, IL, Wastewater Transmission Revenue:
Second Lien	5.000%	1/1/30	1,635,000	1,635,856
Second Lien	5.000%	1/1/31	1,500,000	1,500,786
Second Lien	5.000%	1/1/32	1,000,000	1,000,524
Second Lien	5.000%	1/1/33	1,035,000	1,035,542
Second Lien, Series A, AGM	5.250%	1/1/48	2,500,000	2,710,299
Second Lien, Series B, Refunding	5.000%	1/1/36	4,000,000	4,099,377
Chicago, IL, Waterworks Revenue:
Second Lien Project	5.000%	11/1/30	1,785,000	1,791,076
Second Lien Project	5.000%	11/1/31	2,000,000	2,005,009
Second Lien Project	5.000%	11/1/33	1,500,000	1,503,708
Second Lien Project	5.000%	11/1/34	1,000,000	1,002,478
Second Lien, Refunding, AGM	5.000%	11/1/28	2,000,000	2,087,749
Second Lien, Series 2017, Refunding	5.000%	11/1/29	1,600,000	1,658,153
Illinois State Finance Authority Revenue:
NorthShore University HealthSystem, Series A, Refunding	5.000%	8/15/34	2,000,000	2,187,539
Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project	5.000%	10/1/32	400,000	419,545
See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Illinois — continued
Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project	5.000%	10/1/34	$430,000	$450,955
Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project	5.000%	10/1/35	395,000	414,488
Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project	4.000%	10/1/40	1,250,000	1,172,837
Student Housing & Academic Facilities Revenue, Chicago LLC, University of Illinois Chicago Project, Series A	5.000%	2/15/37	700,000	707,007
Illinois State Sports Facilities Authority Revenue:
State Tax Supported, Refunding, AGM	5.250%	6/15/30	5,000,000	5,015,608
State Tax Supported, Refunding, AGM	5.250%	6/15/31	8,000,000	8,024,973
State Tax Supported, Refunding, AGM	5.250%	6/15/32	9,500,000	9,529,655
Illinois State Toll Highway Authority Revenue, Series A	4.000%	1/1/46	2,895,000	2,799,259
Illinois State University, Auxiliary Facilities System Revenue, Series A, Refunding, AGM	5.000%	4/1/28	475,000	499,628
Illinois State, GO:
Series 2016	5.000%	11/1/33	3,150,000	3,220,766
Series 2016, Refunding	5.000%	2/1/29	2,200,000	2,274,805
Series A	5.000%	3/1/32	3,925,000	4,243,686
Series A	5.000%	3/1/36	1,000,000	1,081,495
Series A	5.000%	5/1/36	4,665,000	4,871,831
Series A	5.000%	5/1/39	4,800,000	4,979,189
Series A, Refunding	5.000%	10/1/27	12,805,000	13,384,349
Series A, Refunding	5.000%	10/1/30	1,275,000	1,341,971
Series B	5.000%	12/1/33	4,000,000	4,366,826
Series B	5.250%	5/1/44	3,550,000	3,899,098
Series B	5.250%	5/1/45	2,500,000	2,733,696
Series B	5.250%	5/1/47	1,000,000	1,085,632
Series B	5.250%	5/1/48	1,250,000	1,353,079
Series B, Refunding	5.000%	9/1/27	6,015,000	6,278,197
Series B, Refunding	5.000%	10/1/27	3,000,000	3,135,732
Series C	5.000%	12/1/41	18,000,000	19,518,116
Series D	5.000%	11/1/27	9,695,000	10,144,162
Series D, Refunding	5.000%	7/1/34	2,300,000	2,527,727
Kane County, IL, School District No 131 Aurora East Side, GO, Series A, AGM	4.000%	12/1/35	800,000	806,745
Metropolitan Pier & Exposition Authority, IL, Revenue:
McCormick Place Expansion Project, Series A, Refunding	4.000%	12/15/42	7,400,000	7,301,593
McCormick Place Expansion Project, Series A, Refunding	4.000%	12/15/47	1,635,000	1,553,319
McCormick Place Expansion Project, Series A, Refunding	4.000%	6/15/50	10,465,000	9,795,947
McCormick Place Expansion Project, Series A, Refunding	5.000%	6/15/50	16,400,000	16,955,712
McCormick Place Expansion Project, Series B, Refunding	5.000%	12/15/28	2,000,000	2,080,150
McCormick Place Expansion Project, Series B, Refunding	5.000%	12/15/30	625,000	651,377
McCormick Place Expansion Project, Series B, Refunding, AGM	0.000%	6/15/45	6,500,000	2,487,960
Regional Transportation Authority, IL, GO:
Series A	4.000%	6/1/46	10,920,000	10,511,397
Series A, Refunding, NATL	6.000%	7/1/29	12,990,000	14,129,554
See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2024 Quarterly Report

 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Illinois — continued
Sales Tax Securitization Corp., IL, Revenue, Series A, Refunding	5.000%	1/1/28	$1,750,000	$1,844,595
University of Illinois, COP:
Series C, Refunding	5.000%	3/15/25	1,250,000	1,251,141
Series C, Refunding	5.000%	3/15/26	1,800,000	1,801,376
Total Illinois				366,671,658
Indiana — 1.4%
Indiana State Finance Authority, Health System Revenue, Indiana University Health, Series B	2.250%	7/1/25	2,350,000	2,305,715 (a)(b)
Indiana State Finance Authority Revenue:
Marion General Hospital, Series A	4.000%	7/1/45	2,750,000	2,555,298
Midwestern Disaster Relief, Ohio Valley Electric Corp. Project, Series A	4.250%	11/1/30	3,000,000	3,014,971
Indiana State Finance Authority, Environmental Facilities Revenue, Indianapolis Power & Light Company Project, Series A, Refunding	1.400%	8/1/29	7,000,000	5,967,500
Indiana State Health Facility Financing Authority Revenue, Ascension Health Credit Group	5.000%	11/15/35	10,000,000	10,146,285
Indianapolis, IN, Local Public Improvement Bond Bank:
Indianapolis Airport Authority Project, Revenue, Series 2019D, Refunding	5.000%	1/1/26	2,900,000	2,950,416 (c)
Indianapolis Airport Authority Project, Series A, Refunding	5.000%	1/1/28	5,235,000	5,447,708 (c)
Total Indiana				32,387,893
Iowa — 0.6%
Iowa State Finance Authority Revenue, Midwestern Disaster Area, Iowa Fertilizer Co. Project, Refunding	5.000%	12/1/42	12,000,000	12,682,764 (a)(b)
Kansas — 0.0%††
Wyandotte County, KS, Turner USD No 202, GO, Series A, AGM	4.000%	9/1/36	775,000	796,723 (e)
Kentucky — 2.1%
Carroll County, KY, Environmental Facilities Revenue, Kentucky Utilities Company Project, Series A	1.750%	9/1/26	5,000,000	4,649,921 (a)(b)(c)
Carroll County, KY, PCR, Kentucky Utilities Company Project, Series A, Refunding	1.550%	9/1/26	6,000,000	5,588,981 (a)(b)
Kentucky State PEA, Gas Supply Revenue, Series A	4.000%	6/1/26	13,750,000	13,811,084 (a)(b)
Kentucky State Turnpike Authority, Economic Development Road Revenue:
Revitalization Project, Series B, Refunding	5.000%	7/1/27	1,435,000	1,510,440
Revitalization Project, Series B, Refunding	5.000%	7/1/28	1,000,000	1,051,362
Louisville/Jefferson County, KY, Metropolitan Government Health System Revenue:
Gas and Electric Company Project, Series A	1.750%	7/1/26	2,250,000	2,157,397 (a)(b)
Norton Healthcare Inc., Series C	5.000%	10/1/26	5,000,000	5,112,006 (a)(b)
Trimble County, KY, Environmental Facility Revenue, Louisville Gas and Electric Company Project, Series A	4.700%	6/1/27	6,250,000	6,287,622 (a)(b)(c)
Trimble County, KY, Pollution Control Revenue, Louisville Gas and Electric Company Project, Series A, Refunding	1.300%	9/1/27	9,000,000	8,193,968 (a)(b)(c)
Total Kentucky				48,362,781
Louisiana — 0.8%
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue, East Baton Rouge Sewerage Commission Project, Series B, Refunding	0.875%	2/1/25	7,000,000	6,875,400 (a)(b)
Shreveport, LA, Water & Sewer Revenue:
Refunding, AGM	5.000%	12/1/28	2,440,000	2,479,262
See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Louisiana — continued
Refunding, AGM	5.000%	12/1/29	$2,000,000	$2,032,735
St. John the Baptist Parish, LA, State Revenue, Marathon Oil Corp. Project, Series B-2, Refunding	2.375%	7/1/26	7,275,000	7,047,213 (a)(b)
Total Louisiana				18,434,610
Maryland — 0.3%
Maryland State EDC, Student Housing Revenue:
University of Maryland College Park Project, Refunding, AGM	5.000%	6/1/27	1,400,000	1,433,937
University of Maryland College Park Project, Refunding, AGM	5.000%	6/1/30	1,550,000	1,585,632
University of Maryland College Park Project, Refunding, AGM	5.000%	6/1/31	1,000,000	1,021,341
Maryland State Stadium Authority, Built to Learn Revenue, Series 2021	4.000%	6/1/46	4,000,000	3,899,589
Total Maryland				7,940,499
Massachusetts — 1.7%
Massachusetts State Department of Transportation, Metropolitan Highway System Revenue:
Series B-1, Refunding	5.000%	1/1/35	1,000,000	1,082,308
Series B-1, Refunding	5.000%	1/1/36	2,000,000	2,160,492
Series B-1, Refunding	5.000%	1/1/37	1,000,000	1,078,330
Massachusetts State DFA Revenue:
Boston Medical Center, Series G, Refunding	5.250%	7/1/48	4,200,000	4,502,094
Brandeis University, Series S-1, Refunding	5.000%	10/1/38	1,210,000	1,298,610
Dana-Farber Cancer Institute, Series N	5.000%	12/1/34	2,000,000	2,071,564
Foxborough Regional Charter School, Series B, Refunding	5.000%	7/1/37	1,000,000	1,005,428
Northeastern University Issue, Refunding	5.000%	10/1/44	2,000,000	2,177,098
Partners Healthcare System, Refunding	5.000%	7/1/37	1,500,000	1,574,845
Seven Hills Foundation and Affiliates Issue, Refunding	4.000%	9/1/39	580,000	572,826
Sterling and Francine Clark Art Institute, Refunding	5.000%	7/1/36	3,035,000	3,080,607
UMass Boston Student Housing Project	5.000%	10/1/28	2,900,000	2,965,395
Massachusetts State Port Authority Revenue:
Series A, Refunding	5.000%	7/1/33	4,880,000	5,183,898 (c)
Series E	5.000%	7/1/51	4,000,000	4,164,457 (c)
Massachusetts State Transportation Fund Revenue, Series A, Refunding	5.000%	6/1/41	5,200,000	5,413,326
Total Massachusetts				38,331,278
Michigan — 2.5%
Detroit, MI, Downtown Development Authority, Tax Increment Revenue:
Series A, Refunding, AGM	5.000%	7/1/36	2,000,000	2,006,150
Series A, Refunding, AGM	5.000%	7/1/38	1,350,000	1,354,151
Great Lakes, MI, Water Authority Sewage Disposal System Revenue, Second Lien, Series B	5.000%	7/1/34	1,250,000	1,439,221
Great Lakes, MI, Water Authority, Water Supply System Revenue:
Senior Lien, Series A	5.000%	7/1/36	1,100,000	1,260,303
Senior Lien, Series A	5.000%	7/1/37	1,000,000	1,142,619
Senior Lien, Series B	5.000%	7/1/37	1,000,000	1,142,619
Senior Lien, Series C, Refunding	5.000%	7/1/33	7,700,000	7,897,723
Senior Lien, Series C, Refunding	5.000%	7/1/35	4,500,000	4,618,304
Kent County, MI, Gerald R. Ford International Airport, GO, Authority Revenue, County GTD	5.000%	1/1/51	1,000,000	1,051,457 (c)
See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2024 Quarterly Report

 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Michigan — continued
Michigan State Finance Authority Revenue:
Detroit School District, Series A, Refunding, Q-SBLF	5.000%	5/1/25	$1,500,000	$1,520,248
Hospital Revenue, Trinity Health Credit Group, Series A, Refunding	5.000%	12/1/42	2,250,000	2,312,178
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Second Lien Local Project, Series C, Refunding	5.000%	7/1/33	1,500,000	1,516,398
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Series D2, Refunding, AGM	5.000%	7/1/28	3,660,000	3,662,817
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Series D-2, Refunding	5.000%	7/1/34	700,000	706,967
The Henry Ford Health Detroit South Campus Central Utility Plant Project, Green Bonds, Series 2024	5.250%	2/28/43	1,500,000	1,616,349
The Henry Ford Health Detroit South Campus Central Utility Plant Project, Green Bonds, Series 2024	4.125%	2/29/44	1,000,000	982,774
Tobacco Settlement Asset-Backed, Series A-1, Refunding	4.000%	6/1/39	1,850,000	1,827,422
Michigan State Strategic Fund Limited Obligation Revenue:
Consumers Energy Company Project	1.800%	10/1/24	6,500,000	6,454,806 (a)(b)(c)
Graphic Packaging International, LLC Coated Recycled Machine Project, Green Bonds	4.000%	10/1/26	2,750,000	2,755,148 (a)(b)(c)
I-75 Improvement Project	5.000%	12/31/43	4,000,000	4,066,940 (c)
Michigan Senate Offices Project, Series A	5.000%	10/15/28	1,190,000	1,214,443
Michigan Senate Offices Project, Series A	5.000%	10/15/31	1,640,000	1,672,228
Michigan Senate Offices Project, Series A	5.000%	10/15/33	1,985,000	2,023,252
Michigan Senate Offices Project, Series A	5.000%	10/15/35	1,000,000	1,017,750
Walled Lake Consolidated School District, MI, GO, Q-SBLF	5.000%	5/1/45	2,300,000	2,423,576
Total Michigan				57,685,843
Mississippi — 0.4%
Mississippi Hospital Equipment & Facilities Authority Revenue, North Mississippi Health Services, Series II, Refunding	5.000%	3/1/27	6,000,000	6,193,721 (a)(b)
Mississippi State Development Bank Special Obligation:
Jackson, Mississippi Sales Tax Revenue Infrastructure Project	5.000%	9/1/27	1,325,000	1,350,014
Jackson, Mississippi Sales Tax Revenue Infrastructure Project	5.000%	9/1/29	1,750,000	1,803,346
Total Mississippi				9,347,081
Missouri — 0.5%
Cape Girardeau County, MO, IDA, Healthcare Facilities Revenue, Southeast Health	4.000%	3/1/41	1,250,000	1,215,273
Kansas City, MO, IDA, Airport System Revenue:
Kansas City International Airport Terminal Modernization Project, Series B	5.000%	3/1/35	3,250,000	3,396,579 (c)
Kansas City International Airport Terminal Modernization Project, Series B	5.000%	3/1/36	4,000,000	4,174,775 (c)
Kansas City International Airport Terminal Modernization Project, Series B	5.000%	3/1/37	1,500,000	1,562,665 (c)
Missouri State Environmental Improvement & Energy Resources Authority Revenue, Kansas City Power & Light Co. Project	3.500%	7/1/25	750,000	742,933 (a)(b)(c)
Missouri State Health Senior Living Facilities Revenue, Lutheran Senior Services Projects, Series A	5.000%	2/1/34	1,350,000	1,404,210
Total Missouri				12,496,435
Nebraska — 0.6%
Central Plains, NE, Energy Project, Gas Project Revenue, Project No 3, Series A, Refunding	5.000%	9/1/37	4,500,000	4,833,964
See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Nebraska — continued
Douglas County, NE, Hospital Authority No 2 Revenue, Children’s Hospital Obligated Group	5.000%	11/15/25	$2,100,000	$2,124,000 (a)(b)
Omaha, NE, Public Power District, Electric System Revenue, Series B, Refunding	4.000%	2/1/46	6,000,000	5,921,527
Total Nebraska				12,879,491
Nevada — 0.2%
Clark County, NV, GO, Pledged Revenue, Stadium Improvements, Series A	5.000%	6/1/38	5,000,000	5,300,652
New Hampshire — 0.1%
National Finance Authority, NH, Solid Waste Disposal Revenue, Waste Management, Inc. Project, Series A2, Refunding	4.250%	7/1/27	1,500,000	1,501,074 (c)
New Jersey — 6.3%
Casino Reinvestment Development Authority, NJ, Luxury Tax Revenue:
Refunding, AGM	5.000%	11/1/26	1,000,000	1,004,989
Refunding, AGM	5.000%	11/1/27	1,500,000	1,507,814
Refunding, AGM	5.000%	11/1/29	1,500,000	1,507,622
Refunding, AGM	5.000%	11/1/31	1,000,000	1,004,415
New Brunswick, NJ, Parking Authority Revenue, City GTD, Series A, Refunding, BAM	5.000%	9/1/35	2,000,000	2,055,552
New Jersey State EDA Revenue:
Motor Vehicle Surcharges Revenue, Subordinated, Series A, Refunding	5.000%	7/1/33	3,000,000	3,061,335
Provident Group - Rowan Properties LLC, Rowan University Housing Project	5.000%	1/1/30	2,400,000	2,404,104
Provident Group - Rowan Properties LLC, Rowan University Housing Project, Series A	5.000%	1/1/35	1,750,000	1,752,479
School Facilities Construction, Series BBB, Refunding	5.500%	6/15/31	2,000,000	2,111,558 (e)
School Facilities Construction, Series DDD	5.000%	6/15/32	3,000,000	3,161,764 (e)
School Facilities Construction, Series DDD	5.000%	6/15/33	2,450,000	2,582,107 (e)
School Facilities Construction, Series DDD	5.000%	6/15/35	1,000,000	1,053,921 (e)
School Facilities Construction, Series QQQ	4.000%	6/15/39	1,000,000	1,006,759
School Facilities Construction, Series S	5.000%	6/15/32	1,700,000	1,862,247
School Facilities Construction, Series S	4.000%	6/15/37	1,250,000	1,269,023
School Facilities Construction, Series S	4.000%	6/15/38	1,200,000	1,212,780
School Facilities Construction, Series S	4.000%	6/15/41	1,750,000	1,745,815
School Facilities Construction, Series WW	5.250%	6/15/29	11,390,000	11,607,860 (e)
School Facilities Construction, Series WW	5.250%	6/15/30	10,685,000	10,889,375 (e)
Special Facility, Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/37	4,900,000	5,055,191 (c)
Transit Transportation Project, Series A	5.000%	11/1/33	4,750,000	5,113,803
New Jersey State Health Care Facilities Financing Authority Revenue:
University Hospital, Series A, Refunding, AGM	5.000%	7/1/25	2,350,000	2,380,093
University Hospital, Series A, Refunding, AGM	5.000%	7/1/28	2,000,000	2,023,294
University Hospital, Series A, Refunding, AGM	5.000%	7/1/30	1,200,000	1,214,081
New Jersey State Transportation Trust Fund Authority Revenue:
Transportation Program, Series AA	5.000%	6/15/36	2,000,000	2,181,941
Transportation Program, Series AA, Refunding	5.000%	6/15/36	8,200,000	9,145,546
Transportation Program, Series AA, Refunding	5.000%	6/15/37	4,000,000	4,479,910
Transportation Program, Series BB	4.000%	6/15/36	3,500,000	3,533,052
Transportation Program, Series BB	5.000%	6/15/36	3,000,000	3,320,506
Transportation Program, Series BB	4.000%	6/15/38	3,000,000	3,010,643
See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2024 Quarterly Report

 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
New Jersey — continued
Transportation Program, Series CC	5.000%	6/15/40	$3,000,000	$3,290,021
Transportation Program, Series CC	5.250%	6/15/46	6,500,000	7,119,027
Transportation System, Series A, Refunding	4.000%	6/15/36	2,500,000	2,550,603
New Jersey State Turnpike Authority Revenue:
Series A, Refunding	5.000%	1/1/32	9,000,000	9,179,356
Series A, Refunding	5.000%	1/1/33	10,230,000	10,432,755
Series C, Refunding	5.000%	1/1/44	10,000,000	10,960,229 (f)
Tobacco Settlement Financing Corp., NJ, Revenue:
Series A, Refunding	5.000%	6/1/35	3,250,000	3,420,807
Series A, Refunding	5.000%	6/1/36	3,000,000	3,148,709
Total New Jersey				144,361,086
New York — 12.3%
Long Island, NY, Power Authority Electric System Revenue:
Series B, Refunding	1.500%	9/1/26	5,500,000	5,178,630 (a)(b)
Series B, Refunding	5.000%	9/1/27	1,750,000	1,815,897 (a)(b)
MTA, NY, Transportation Revenue:
Green Bonds, Series C-1, Refunding	4.000%	11/15/37	1,750,000	1,750,908
Green Bonds, Series E, Refunding	4.000%	11/15/26	2,250,000	2,281,707
Green Bonds, Series E, Refunding	5.000%	11/15/27	3,750,000	3,949,367
Green Bonds, Series E, Refunding	5.000%	11/15/28	3,000,000	3,202,824
Green Bonds, Series E, Refunding	5.000%	11/15/29	1,000,000	1,082,264
Series A-2	5.000%	5/15/30	5,250,000	5,633,612 (a)(b)
Series B, Refunding	5.000%	11/15/37	1,660,000	1,700,030
Nassau County, NY, Industrial Development Agency, Step bond, Continuing Care Retirement Community Revenue Project (5.000% to 9/8/41 then 5.250%)	5.000%	1/1/58	551,102	165,025 (b)
New York City, NY, GO:
Step bond, Subseries F-4 (5.000% to 12/1/25 then 9.000%)	5.000%	12/1/25	1,750,000	1,769,561 (a)(b)
Subseries B-1	5.250%	10/1/43	3,250,000	3,621,243
Subseries D-1	5.000%	3/1/43	3,500,000	3,740,805
Subseries E-1	5.000%	3/1/37	7,000,000	7,356,026
Subseries F-1	4.000%	3/1/38	1,000,000	1,014,086
Subseries F-1	4.000%	3/1/40	1,500,000	1,499,808
New York City, NY, Industrial Development Agency Revenue, Yankee Stadium Project, Series A, Refunding, AGM	5.000%	3/1/28	500,000	527,798
New York City, NY, TFA, Building Aid Revenue:
Fiscal 2015, Series S-1, State Aid Withholding	5.000%	7/15/29	2,500,000	2,522,151
Fiscal 2015, Series S-1, State Aid Withholding	5.000%	7/15/30	4,000,000	4,034,373
New York City, NY, TFA, Future Tax Secured Revenue:
Subordinated, Subseries C-1	5.000%	2/1/47	7,000,000	7,526,317
Subordinated, Subseries F-1	5.000%	2/1/45	4,000,000	4,362,202
Subseries A-1	5.000%	5/1/44	2,000,000	2,192,722
Subseries C-1	4.000%	5/1/39	3,500,000	3,531,796
New York State Dormitory Authority Revenue, Non-State Supported Debt, SD, Series A, Refunding, AGM	5.000%	10/1/29	20,000	21,497 (e)
New York State Dormitory Authority, Sales Tax Revenue:
Bidding Group 3, Series E, Refunding	5.000%	3/15/38	7,620,000	8,032,818
See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
New York — continued
State Supported, Series A	5.000%	3/15/40	$6,000,000	$6,198,622
New York State Dormitory Authority, State Personal Income Tax Revenue:
Bidding Group 4, Series A, Refunding	5.000%	3/15/45	8,950,000	9,352,307
Series A, Refunding	5.000%	3/15/40	7,500,000	7,947,346
Series A, Unrefunded	5.000%	2/15/43	5,810,000	5,907,088
Series D, Refunding	5.000%	2/15/41	9,435,000	10,171,474
New York State Liberty Development Corp., Revenue, 3 World Trade Center Project, Class 1, Refunding	5.000%	11/15/44	10,000,000	10,009,876 (d)
New York State Thruway Authority General Revenue:
Junior Indebtedness Obligations, Junior Lien, Series A	5.000%	1/1/33	4,500,000	4,576,851
Junior Indebtedness Obligations, Junior Lien, Series A	5.000%	1/1/34	2,100,000	2,135,864
Junior Indebtedness Obligations, Junior Lien, Series A	5.000%	1/1/41	2,630,000	2,662,656
New York State Transportation Development Corp., Special Facilities Revenue:
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/30	4,750,000	4,930,430 (c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/32	6,480,000	6,691,805 (c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	6.000%	4/1/35	8,000,000	9,047,956 (c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.625%	4/1/40	6,300,000	6,855,144 (c)
John F. Kennedy International Airport New Terminal One Project, Green Bonds	6.000%	6/30/54	14,000,000	15,384,061 (c)
John F. Kennedy International Airport New Terminal One Project, Green Bonds	5.375%	6/30/60	1,600,000	1,652,576 (c)
John F. Kennedy International Airport New Terminal One Project, Green Bonds, AGM	5.500%	6/30/43	1,750,000	1,899,477 (c)
John F. Kennedy International Airport New Terminal One Project, Green Bonds, AGM	5.500%	6/30/44	1,500,000	1,623,785 (c)
John F. Kennedy International Airport New Terminal One Project, Green Bonds, AGM	5.000%	6/30/49	10,750,000	11,149,108 (c)
John F. Kennedy International Airport Terminal 4 Project, Series C, Refunding	5.000%	12/1/27	1,000,000	1,046,121
John F. Kennedy International Airport Terminal 4 Project, Series C, Refunding	5.000%	12/1/29	2,500,000	2,688,961
LaGuardia Airport Terminal B Redevelopment Project, AGM	4.000%	7/1/36	21,335,000	20,998,839 (c)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/34	1,000,000	1,000,999 (c)
New York State Urban Development Corp., Revenue, State Personal Income Tax, Series C, Refunding	4.000%	3/15/45	7,750,000	7,562,328
Port Authority of New York & New Jersey Revenue:
Consolidated Series 226, Refunding	5.000%	10/15/40	3,165,000	3,367,682 (c)
Consolidated Series One Hundred Eighty	5.000%	9/1/27	5,000,000	5,007,604 (c)
Consolidated Series One Hundred Eighty	5.000%	9/1/28	5,000,000	5,007,604 (c)
Series 194, Refunding	5.000%	10/15/33	10,000,000	10,191,437
Triborough Bridge & Tunnel Authority, NY, Revenue:
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/45	2,465,000	2,551,859
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/49	10,500,000	11,146,731 (g)
MTA Bridges & Tunnels, Senior Lien, Series A-1, Refunding	5.000%	5/15/51	9,900,000	10,543,602
MTA Bridges & Tunnels, Senior Lien, Series C, Refunding	5.000%	5/15/47	4,650,000	5,018,199
Troy, NY, Capital Resource Corp. Revenue, Rensselaer Polytechnic Institute Project, Series A, Refunding	5.000%	9/1/36	1,855,000	2,001,033
Total New York				284,842,892
North Carolina — 0.5%
Charlotte, NC, COP, Series P, Refunding	5.000%	6/1/44	2,380,000	2,524,449
See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2024 Quarterly Report

 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
North Carolina — continued
Charlotte, NC, Airport Revenue:
Charlotte Douglas International Airport, Refunding	5.000%	7/1/38	$1,500,000	$1,614,808
Charlotte Douglas International Airport, Refunding	5.000%	7/1/39	1,000,000	1,073,493
Charlotte Douglas International Airport, Refunding	4.000%	7/1/44	1,500,000	1,501,352
North Carolina State Turnpike Authority, Triangle Expressway System Revenue, Senior Lien, Refunding	5.000%	1/1/43	4,000,000	4,188,858
Total North Carolina				10,902,960
Ohio — 1.4%
American Municipal Power Inc., OH, Revenue:
AMP Fremont Energy Center Project, Series A, Refunding	5.000%	2/15/28	2,250,000	2,383,803
AMP Fremont Energy Center Project, Series A, Refunding	5.000%	2/15/29	1,250,000	1,317,279
Buckeye, OH, Tobacco Settlement Financing Authority Revenue:
Senior Bonds, Series A-2, Refunding	5.000%	6/1/33	2,750,000	2,957,157
Senior Bonds, Series B-2, Refunding	5.000%	6/1/55	7,100,000	6,555,047
Ohio State Air Quality Development Authority Revenue:
American Electric Co. Project, Series B, Refunding	2.500%	10/1/29	3,000,000	2,649,437 (a)(b)(c)
AMG Vanadium Project, Series 2019	5.000%	7/1/49	7,120,000	6,657,772 (c)
Duke Energy Corp. Project, Series B, Refunding	4.250%	6/1/27	3,100,000	3,118,767 (a)(b)(c)
Ohio State Higher Educational Facility Revenue:
University of Dayton 2018 Project, Series B, Refunding	5.000%	12/1/32	1,000,000	1,052,796
Xavier University 2020 Project, Series F, Refunding	5.000%	5/1/36	925,000	1,002,190
Xavier University 2020 Project, Series F, Refunding	4.000%	5/1/38	745,000	737,890
Xavier University 2020 Project, Series F, Refunding	4.000%	5/1/40	600,000	584,768
Ohio State Hospital Revenue:
University Hospitals Health Systems Inc., Series E, Refunding	5.000%	1/15/35	1,000,000	1,060,664
University Hospitals Health Systems Inc., Series E, Refunding	5.000%	1/15/36	1,200,000	1,266,974
Ohio State Private Activity Revenue, Portsmouth Bypass Project	5.000%	12/31/39	800,000	802,427 (c)
Total Ohio				32,146,971
Oregon — 0.9%
Lane & Douglas Counties, OR, School District No 28J Fern Ridge, GO:
Convertible Deferred Interest, Series A, School Board Guaranty	5.000%	6/15/36	2,000,000	2,069,006 (e)
Convertible Deferred Interest, Series A, Refunding, School Board Guaranty	5.000%	6/15/30	2,480,000	2,563,183 (e)
Medford, OR, Hospital Facilities Authority Revenue, Asante Project, Series A, Refunding	5.000%	8/15/45	2,000,000	2,087,875
Multnomah County, OR:
School District No 7, Reynolds, GO, Deferred Interest, Series B, School Board Guaranty	0.000%	6/15/31	2,000,000	1,489,482
School District No 40, David Douglas, GO, Deferred Interest, Series A, School Board Guaranty	0.000%	6/15/33	2,070,000	1,484,537
Oregon State Business Development Commission Revenue, Recovery Zone Facility Bonds, Intel Corp. Project, Series 232	3.800%	6/15/28	3,000,000	3,015,652 (a)(b)
Oregon State Health & Science University, Revenue, Series B, Refunding	5.000%	7/1/35	4,650,000	4,764,557
Port of Portland, OR, Airport Revenue:
Portland International Airport, Series 24B	5.000%	7/1/42	1,530,000	1,556,099 (c)
See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Oregon — continued
Portland International Airport, Series 26C, Refunding	5.000%	7/1/27	$1,000,000	$1,034,589 (c)
Washington Clackamas & Yamhill Counties, OR, School District No 88J, GO, Sherwood, School Board Guaranty	5.000%	6/15/32	1,250,000	1,300,340
Total Oregon				21,365,320
Pennsylvania — 4.8%
Berks County, PA, IDA, Healthcare Facilities Revenue:
Highlands at Wyomissing, Refunding	5.000%	5/15/32	400,000	408,554
Highlands at Wyomissing, Refunding	5.000%	5/15/37	375,000	379,577
Bucks County, PA, Water and Sewer Authority, Sewer System Revenue:
Series A, AGM	4.000%	12/1/42	1,750,000	1,733,076
Series A, AGM	5.250%	12/1/47	2,175,000	2,372,904
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue	5.000%	6/1/30	2,290,000	2,418,579
Cumberland County, PA, Municipal Authority Revenue:
Diakon Lutheran Social Ministries Project, Refunding	5.000%	1/1/25	265,000	266,550 (h)
Diakon Lutheran Social Ministries Project, Refunding	5.000%	1/1/26	285,000	286,668 (e)
Diakon Lutheran Social Ministries, Refunding	5.000%	1/1/25	660,000	663,861 (h)
Diakon Lutheran Social Ministries, Refunding	5.000%	1/1/25	1,075,000	1,078,103
Diakon Lutheran Social Ministries, Refunding	5.000%	1/1/26	715,000	719,183 (e)
Diakon Lutheran Social Ministries, Refunding	5.000%	1/1/26	1,500,000	1,504,550
Diakon Lutheran Social Ministries, Refunding	5.000%	1/1/27	300,000	301,755 (e)
Diakon Lutheran Social Ministries, Refunding	5.000%	1/1/27	575,000	576,857
Penn State Health	4.000%	11/1/35	2,000,000	2,002,779
Lancaster County, PA, Hospital Authority Revenue:
Penn State Health, Series 2021	5.000%	11/1/38	1,000,000	1,053,070
Penn State Health, Series 2021	5.000%	11/1/39	1,100,000	1,153,876
Penn State Health, Series 2021	5.000%	11/1/40	1,300,000	1,358,367
Penn State Health, Series 2021	5.000%	11/1/41	1,725,000	1,796,814
Penn State Health, Series 2021	5.000%	11/1/46	3,500,000	3,628,194
Luzerne County, PA, GO, Series A, Refunding, AGM	5.000%	11/15/29	3,000,000	3,039,877
Pennsylvania State Economic Development Financing Authority Revenue:
Exempt Facilities Bonds, PPL Energy Supply LLC Project, Series C, Refunding	5.250%	6/1/27	1,120,000	1,131,571 (a)(b)
Presbyterian Senior Living Project, Series B-2, Refunding	5.000%	7/1/42	2,250,000	2,358,770
Series A-2	4.000%	5/15/42	1,000,000	972,625
Tax-Exempt Private Activity, The Penndot Major Bridges Package One Project	5.500%	6/30/40	5,000,000	5,466,805 (c)
Tax-Exempt Private Activity, The Penndot Major Bridges Package One Project	5.500%	6/30/41	3,750,000	4,082,980 (c)
Tax-Exempt Private Activity, The Penndot Major Bridges Package One Project	5.750%	6/30/48	13,000,000	14,116,029 (c)
Tax-Exempt Private Activity, The Penndot Major Bridges Package One Project	5.250%	6/30/53	3,000,000	3,118,580 (c)
Pennsylvania State Turnpike Commission Revenue:
Series B	5.000%	12/1/36	1,000,000	1,097,394
Series B	5.000%	12/1/37	1,750,000	1,912,487
Series B	5.000%	12/1/38	2,000,000	2,176,013
Series B	5.000%	12/1/45	5,060,000	5,424,024
Series B, Refunding	5.000%	12/1/46	2,000,000	2,144,781
Series B, Refunding	5.000%	12/1/47	5,000,000	5,377,370
Subordinated, Series B	4.000%	12/1/46	3,500,000	3,445,521
See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2024 Quarterly Report

 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Pennsylvania — continued
Philadelphia, PA, Airport Revenue:
Series A, Refunding	5.000%	6/15/33	$6,625,000	$6,679,760 (c)
Series A, Refunding	5.000%	6/15/34	6,955,000	7,012,663 (c)
Philadelphia, PA, GO:
Series B	5.000%	2/1/35	2,100,000	2,239,182
Series B	5.000%	2/1/36	1,500,000	1,594,831
Philadelphia, PA, School District, GO, Series A, State Aid Withholding	5.000%	9/1/28	2,285,000	2,318,432
Philadelphia, PA, Water & Wastewater Revenue, Series B	5.000%	11/1/49	6,155,000	6,444,358
State Public School Building Authority, PA, Lease Revenue:
Philadelphia SD Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/31	1,380,000	1,419,735
Philadelphia SD Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/33	4,150,000	4,265,624
Total Pennsylvania				111,542,729
Puerto Rico — 3.1%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue:
Senior Lien, Series A, Refunding	5.000%	7/1/47	8,155,000	8,264,430 (d)
Senior Lien, Series B, Refunding	5.000%	7/1/28	1,120,000	1,161,861 (d)
Puerto Rico Commonwealth, GO:
CAB, Restructured, Series A-1	0.000%	7/1/24	24,976	24,976
CAB, Restructured, Series A-1	0.000%	7/1/33	198,105	132,460
Restructured, Series A-1	5.375%	7/1/25	171,446	172,930
Restructured, Series A-1	5.625%	7/1/27	169,893	177,400
Restructured, Series A-1	5.625%	7/1/29	167,137	179,492
Restructured, Series A-1	5.750%	7/1/31	162,338	180,581
Restructured, Series A-1	4.000%	7/1/33	153,940	154,518
Restructured, Series A-1	4.000%	7/1/35	4,023,371	3,960,031
Restructured, Series A-1	4.000%	7/1/37	10,768,000	10,396,778
Restructured, Series A-1	4.000%	7/1/41	1,461,467	1,367,026
Restructured, Series A-1	4.000%	7/1/46	167,923	152,557
Subseries CW	0.000%	11/1/43	680,590	417,712 (b)
Puerto Rico Electric Power Authority Revenue:
Series A	5.000%	7/1/29	2,750,000	1,299,375 *(i)
Series A	5.000%	7/1/42	3,370,000	1,592,325 *(i)
Series A	5.050%	7/1/42	950,000	448,875 *(i)
Series DDD, Refunding	—	7/1/21	3,460,000	1,626,200 *(j)
Series TT	5.000%	7/1/37	4,775,000	2,256,187 *(i)
Series WW	5.500%	7/1/38	840,000	396,900 *(i)
Series XX	5.250%	7/1/40	7,730,000	3,652,425 *(i)
Series ZZ, Refunding	—	7/1/18	250,000	117,500 *(j)
Series ZZ, Refunding	—	7/1/18	850,000	399,500 *(j)
Series ZZ, Refunding	5.250%	7/1/25	370,000	174,825 *(i)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	3,680,000	3,283,155
Restructured, Series A-1	4.550%	7/1/40	680,000	683,283
Restructured, Series A-1	4.750%	7/1/53	9,150,000	9,058,973
Restructured, Series A-1	5.000%	7/1/58	8,180,000	8,181,760
Restructured, Series A-2	4.329%	7/1/40	4,380,000	4,336,113
See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Puerto Rico — continued
Restructured, Series A-2	4.329%	7/1/40	$2,170,000	$2,148,257
Restructured, Series A-2A	4.550%	7/1/40	6,040,000	6,069,161
Total Puerto Rico				72,467,566
Rhode Island — 0.3%
Rhode Island State Health & Educational Building Corp. Revenue:
Hospital Financing, Lifespan Obligated Group, Refunding	5.000%	5/15/28	2,500,000	2,531,666
Hospital Financing, Lifespan Obligated Group, Refunding	5.000%	5/15/29	2,000,000	2,027,492
Hospital Financing, Lifespan Obligated Group, Refunding	5.000%	5/15/30	1,570,000	1,592,446
Total Rhode Island				6,151,604
South Carolina — 0.8%
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, Subseries B-2, Refunding (SOFR x 0.670 + 1.900%)	5.471%	3/1/31	3,000,000	3,117,045 (a)(b)
SCAGO, SC, Educational Facilities Corp. for Pickens School District Revenue:
Refunding	5.000%	12/1/29	3,500,000	3,533,995
Refunding	5.000%	12/1/30	2,250,000	2,272,247
South Carolina State Jobs-EDA Hospital Facilities Revenue, Bon Secours Mercy Health Inc., Series A, Refunding	4.000%	12/1/44	5,500,000	5,359,890
South Carolina State Ports Authority Revenue:
Series 2018	5.000%	7/1/36	2,850,000	2,972,776 (c)
Series 2018	5.000%	7/1/37	2,000,000	2,082,743 (c)
Total South Carolina				19,338,696
Tennessee — 2.2%
Clarksville, TN, Water, Sewer & Gas Revenue, Series A	4.000%	2/1/51	8,455,000	8,207,571
Metropolitan Government of Nashville & Davidson County, TN, Water & Sewer Revenue:
Subordinated, Green Bonds, Series A	5.000%	7/1/42	3,200,000	3,310,360
Subordinated, Series B, Refunding	5.000%	7/1/42	1,500,000	1,551,731
Metropolitan Nashville, TN, Airport Authority Revenue:
Series B	5.000%	7/1/25	1,500,000	1,516,265 (c)
Series B	5.000%	7/1/26	1,750,000	1,788,068 (c)
Tennessee State Energy Acquisition Corp., Natural Gas Revenue:
Series 2018	4.000%	11/1/25	9,000,000	9,005,604 (a)(b)
Series A	5.250%	9/1/24	6,885,000	6,897,374
Series A-1, Refunding	5.000%	5/1/28	17,310,000	17,999,097 (a)(b)
Total Tennessee				50,276,070
Texas — 7.5%
Arlington, TX, Higher Education Finance Corp., Education Revenue:
Uplift Education, Series A, Refunding, PSF - GTD	5.000%	12/1/34	650,000	677,000
Uplift Education, Series A, Refunding, PSF - GTD	5.000%	12/1/36	915,000	948,825
Uplift Education, Series A, Refunding, PSF - GTD	5.000%	12/1/37	700,000	723,312
Arlington, TX, Special Tax Revenue, Subordinated Lien, Series C, BAM	5.000%	2/15/41	3,750,000	3,764,037
Austin, TX, Airport System Revenue:
Series 2014	5.000%	11/15/30	2,730,000	2,735,332 (c)
Series 2022	5.000%	11/15/36	3,000,000	3,252,587 (c)
Series 2022	5.000%	11/15/37	2,000,000	2,159,559 (c)
Series B	5.000%	11/15/30	5,640,000	5,986,039 (c)
See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2024 Quarterly Report

 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Texas — continued
Bexar County, TX, Hospital District:
GO, Refunding	5.000%	2/15/29	$1,500,000	$1,583,688
GO, Refunding	5.000%	2/15/30	2,000,000	2,109,903
GO, Refunding	5.000%	2/15/31	2,250,000	2,374,615
Central Texas Regional Mobility Authority Revenue, Senior Lien, Series E	5.000%	1/1/45	7,500,000	7,868,649
Central Texas Turnpike System Revenue:
Second Tier, Series C, Refunding	5.000%	8/15/31	10,000,000	10,015,064
Second Tier, Series C, Refunding	5.000%	8/15/32	10,000,000	10,015,040
Dallas, TX, Hotel Occupancy Tax Revenue, Series 2021, Refunding	4.000%	8/15/37	2,600,000	2,470,935
Grand Parkway Transportation Corp., TX, System Toll Revenue, First Tier Toll Revenue, Series C, Refunding	4.000%	10/1/40	5,375,000	5,219,308
Gulf Coast, TX, IDA, Solid Waste Disposal Revenue, Citgo Petroleum Corp. Project	4.875%	5/1/25	3,000,000	3,000,443 (c)
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Texas Children’s Hospital, Series B, Refunding	5.000%	10/1/31	2,700,000	2,964,025 (a)(b)
Harris County, TX, Houston Sports Authority Revenue, Senior Lien, Series A, Refunding, AGM	5.000%	11/15/25	9,000,000	9,047,993
Hays, TX, ISD, GO, Unlimited Tax School Building Bonds, PSF - GTD	4.000%	2/15/47	4,475,000	4,322,808
Houston, TX, Airport System Revenue:
Special Facilities, United Airlines Inc., Airport Improvements Project	5.000%	7/15/28	4,500,000	4,615,903 (c)
Special Facilities, United Airlines Inc., Technical Operations Center Project	5.000%	7/15/28	2,500,000	2,564,391 (c)
Special Facilities, United Airlines Inc., Terminal Improvement Project, Series B-1	4.000%	7/15/41	6,000,000	5,774,272 (c)
Subordinated Lien, Series A, Refunding	5.000%	7/1/33	1,500,000	1,608,113 (c)
Subordinated Lien, Series A, Refunding	5.000%	7/1/34	1,750,000	1,876,450 (c)
Subordinated Lien, Series A, Refunding	4.000%	7/1/35	1,500,000	1,487,428 (c)
Subordinated Lien, Series A, Refunding	4.000%	7/1/36	1,500,000	1,490,362 (c)
Subordinated Lien, Series C, Refunding	5.000%	7/1/30	2,630,000	2,752,847 (c)
Subordinated Lien, Series C, Refunding	5.000%	7/1/32	2,250,000	2,338,001 (c)
Subordinated Lien, Series D, Refunding	5.000%	7/1/30	1,665,000	1,774,623
Subordinated Lien, Series D, Refunding	5.000%	7/1/31	1,800,000	1,915,040
Houston, TX, Utility System Revenue:
Combined First Lien, Series C, Refunding	5.000%	5/15/27	5,000,000	5,006,258
Combined First Lien, Series C, Refunding	5.000%	5/15/28	5,000,000	5,006,258
Love Field, TX, Airport Modernization Corp., General Airport Revenue, Series 2017	5.000%	11/1/31	1,250,000	1,273,813 (c)
Newark, TX, Higher Education Finance Corp., Education Revenue, TLC Academy, Series A	4.000%	8/15/31	1,355,000	1,327,792
North Texas Tollway Authority Revenue:
First Tier, Series A, Refunding	5.000%	1/1/32	2,500,000	2,542,502
First Tier, Series A, Refunding	5.000%	1/1/37	1,305,000	1,353,665
Port Authority of Houston of Harris County, TX, GO:
Series A, Refunding	5.000%	10/1/36	3,500,000	3,650,346 (c)
Series A, Refunding	5.000%	10/1/37	3,425,000	3,561,956 (c)
Series A, Refunding	5.000%	10/1/38	3,500,000	3,623,646 (c)
Southwest Texas, Higher Education Authority Inc. Revenue, Southern Methodist University Project, Refunding	5.000%	10/1/41	1,750,000	1,801,333
Texas State:
Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Senior Lien, Series D	6.250%	12/15/26	10,600,000	10,913,063
See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Texas — continued
Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue, Refunding	5.000%	12/15/26	$5,500,000	$5,603,046
Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue, Refunding	5.000%	12/15/30	7,000,000	7,266,555
Texas State Private Activity Bond Surface Transportation Corp. Revenue:
NTE Mobility Partners Segments 3 LLC, Senior Lien, Series 2023, Refunding	5.000%	12/31/33	2,000,000	2,169,519 (c)
NTE Mobility Partners Segments 3 LLC, Senior Lien, Series 2023, Refunding	5.375%	6/30/38	1,250,000	1,356,004 (c)
NTE Mobility Partners Segments 3 LLC, Senior Lien, Series 2023, Refunding	5.375%	6/30/39	1,000,000	1,082,268 (c)
Senior Lien, LBJ Infrastructure Group LLC, I-635 Managed Lanes Project, Series A, Refunding	4.000%	12/31/35	1,100,000	1,114,035
Senior Lien, LBJ Infrastructure Group LLC, Refunding	4.000%	12/31/34	1,500,000	1,522,354
Texas State Public Finance Authority, Lease Revenue, Refunding	4.000%	2/1/35	2,000,000	2,056,976
West Harris County, TX, Regional Water Authority Revenue, Series W, Refunding	4.000%	12/15/45	2,100,000	2,029,315
Total Texas				173,697,296
Utah — 0.6%
Salt Lake City, UT, Airport Revenue, Series A	5.000%	7/1/34	3,000,000	3,089,660 (c)
Utah State Charter School Finance Authority, Charter School Revenue, Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/37	1,285,000	1,309,035
Utah State Infrastructure Agency, Telecommunications Revenue:
Series 2019	5.000%	10/15/28	1,845,000	1,896,973
Series 2019	4.000%	10/15/33	600,000	590,996
Series 2019	4.000%	10/15/39	925,000	883,127
Series 2021	4.000%	10/15/32	500,000	493,219
Series 2021	4.000%	10/15/35	400,000	392,218
Series 2021	4.000%	10/15/36	200,000	194,657
Utah State Telecommunication Open Infrastructure Agency, Sales Tax & Telecommunications Revenue:
Series 2022, Refunding	5.250%	6/1/37	1,500,000	1,694,452
Series 2022, Refunding	4.375%	6/1/40	2,000,000	2,039,290
Series 2022, Refunding	5.500%	6/1/40	1,400,000	1,576,242
Total Utah				14,159,869
Vermont — 0.0%††
University of Vermont & State Agricultural College, GO, Series A	5.000%	10/1/44	1,000,000	1,050,169
Virginia — 0.5%
Arlington County, VA, IDA Revenue, Virginia Hospital Center, Refunding	5.000%	7/1/28	1,150,000	1,217,798
Isle of Wight County, VA, EDA Revenue:
Riverside Health System, Series 2023, AGM	5.250%	7/1/43	1,000,000	1,098,888
Riverside Health System, Series 2023, AGM	5.250%	7/1/48	1,500,000	1,624,181
Virginia Beach, VA, Development Authority, Residential Care Facilities Revenue, Westminster - Canterbury on Chesapeake Bay, Refunding	5.000%	9/1/44	1,500,000	1,521,853
Virginia State Small Business Financing Authority Revenue:
National Senior Campuses, Inc., Series A, Refunding	5.000%	1/1/32	1,000,000	1,061,024
Senior Lien, I-495 HOT Lanes Project, Refunding	5.000%	12/31/47	4,120,000	4,269,617 (c)
The Obligated Group of National Senior Campuses Inc., Series A, Refunding	5.000%	1/1/31	1,000,000	1,062,377
Total Virginia				11,855,738
Washington — 2.7%
Energy Northwest, WA, Electric Revenue:
Columbia Generating System, Series A, Refunding	5.000%	7/1/29	5,000,000	5,075,821
See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2024 Quarterly Report

 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Washington — continued
Project One, Series A, Refunding	5.000%	7/1/27	$8,500,000	$8,633,087
Project One, Series A, Refunding	5.000%	7/1/28	10,000,000	10,151,642
Port of Seattle, WA, Intermediate Lien Revenue:
Series 2019	5.000%	4/1/31	3,160,000	3,321,515 (c)
Series 2019	5.000%	4/1/32	3,040,000	3,195,540 (c)
Series A	5.000%	5/1/36	4,000,000	4,102,906 (c)
Series B, Refunding	5.000%	8/1/37	13,185,000	14,257,444 (c)
Series B, Refunding	5.000%	8/1/39	5,000,000	5,339,413 (c)
Washington State Health Care Facilities Authority Revenue:
Commonspirit Health, Series A, Refunding	5.000%	8/1/44	5,375,000	5,536,978
Seattle Cancer Care Alliance, Refunding	5.000%	9/1/45	2,000,000	2,088,321
Total Washington				61,702,667
Wisconsin — 1.3%
Central Brown County, WI, Water Authority System Revenue:
Series A, Refunding	5.000%	11/1/31	2,510,000	2,518,695
Series A, Refunding	5.000%	11/1/32	2,000,000	2,006,928
Series A, Refunding	5.000%	11/1/33	2,000,000	2,006,928
Series A, Refunding	5.000%	11/1/34	2,000,000	2,006,928
Public Finance Authority, WI, Revenue:
Bancroft Neurohealth Project, Series A	5.000%	6/1/36	1,540,000	1,523,599 (d)
Renown Regional Medical Center Project, Series A, Refunding	5.000%	6/1/36	2,250,000	2,396,226
The Carmelite System Inc. Obligated Group, Refunding	5.000%	1/1/45	1,700,000	1,717,902
Village of Mount Pleasant, WI, Tax Increment Revenue, Series A, Moral Obligations	5.000%	4/1/43	7,000,000	7,256,631
Wisconsin State HEFA Revenue:
Bellin Memorial Hospital, Inc., Series A	5.000%	12/1/41	1,000,000	1,067,400
Bellin Memorial Hospital, Inc., Series A	5.000%	12/1/42	1,500,000	1,595,945
Bellin Memorial Hospital, Inc., Series A	5.000%	12/1/43	2,500,000	2,647,091
Bellin Memorial Hospital, Inc., Series A	5.000%	12/1/45	2,000,000	2,107,028
Total Wisconsin				28,851,301

Total Municipal Bonds (Cost — $2,238,977,059)				2,230,211,542
Municipal Bonds Deposited in Tender Option Bond Trusts(k) — 3.5%
New York — 3.5%
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution Fiscal 2023, Subseries AA-3, Refunding	5.000%	6/15/47	24,245,000	26,283,377
New York State Dormitory Authority, State Personal Income Tax Revenue, General Purpose Bonds, Series A	4.000%	3/15/45	25,170,000	24,766,313
New York State, NY, Urban Development State Sales Revenue, Series A	5.000%	3/15/47	27,300,000	29,901,656

Total Municipal Bonds Deposited in Tender Option Bond Trusts (Cost — $78,038,705)				80,951,346
Total Investments before Short-Term Investments (Cost — $2,317,015,764)				2,311,162,888
Short-Term Investments — 1.1%
Municipal Bonds — 1.1%
Arizona — 0.0%††
Arizona State IDA, Hospital Revenue, Phoenix Children’s Hospital, Series A, Refunding, LOC - TD Bank N.A.	4.950%	2/1/48	1,000,000	1,000,000 (l)(m)
See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

California — 0.1%
Alameda County, CA, IDA Revenue, JMS Family Partnership Project, Series A, LOC - Wells Fargo Bank N.A.	3.650%	10/1/25	$900,000	$900,000 (c)(l)(m)
University of California Revenue, Series AL-3, Refunding	4.700%	5/15/48	700,000	700,000 (l)(m)
Total California				1,600,000
Florida — 0.0%††
Florida State Gulf Coast University Finance Corp., Capital Improvement Revenue, Parking Project, Series A, LOC - TD Bank N.A.	3.900%	2/1/39	200,000	200,000 (l)(m)
Georgia — 0.2%
Bartow County, GA, Development Authority Revenue, Solid Waste Disposal Facility, Georgia Power Company Plant Bowen Project	4.900%	11/1/62	3,900,000	3,900,000 (c)(l)(m)
Illinois — 0.1%
Illinois State Finance Authority Revenue, University of Chicago Medical Center, Series D-1, LOC - TD Bank N.A.	4.900%	8/1/43	2,600,000	2,600,000 (l)(m)
Michigan — 0.0%††
University of Michigan, MI, General Revenue, Series D-1, Refunding	4.500%	12/1/24	100,000	100,000 (l)(m)
Minnesota — 0.2%
Minneapolis, MN, Health Care System Revenue, Fairview Health Services, Series C, Refunding, LOC - Wells Fargo Bank N.A.	4.650%	11/15/48	4,000,000	4,000,000 (l)(m)
Mississippi — 0.1%
Mississippi State Business Finance Corp., Gulf Opportunity Zone, IDR:
Chevron USA Inc. Project, Series A	4.750%	12/1/30	400,000	400,000 (l)(m)
Chevron USA Inc. Project, Series B	4.750%	12/1/30	350,000	350,000 (l)(m)
Chevron USA Inc. Project, Series E	4.750%	12/1/30	500,000	500,000 (l)(m)
Chevron USA Inc. Project, Series I	4.750%	11/1/35	300,000	300,000 (l)(m)
Total Mississippi				1,550,000
New York — 0.1%
New York City, NY, GO:
Subseries E-5, LOC - TD Bank N.A.	4.950%	3/1/48	200,000	200,000 (l)(m)
Subseries F-6, SPA - JPMorgan Chase & Co.	4.700%	6/1/44	200,000	200,000 (l)(m)
New York City, NY, Industrial Development Agency Revenue, Empowerment Zone Revenue, Tiago Holdings, LLC Project, LOC - TD Bank N.A.	3.940%	1/1/37	900,000	900,000 (c)(l)(m)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution Fiscal 2023, Subseries BB-2, Refunding, SPA - Mizuho Bank Ltd.	4.700%	6/15/44	100,000	100,000 (l)(m)
New York City, NY, TFA, Future Tax Secured Revenue, Subordinated, Subseries A-1, SPA - Mizuho Bank Ltd.	4.750%	8/1/43	100,000	100,000 (l)(m)
New York State Dormitory Authority Revenue, Non-State Supported Debt, Rockefeller University, Series A2, SPA - JPMorgan Chase & Co.	3.890%	7/1/32	100,000	100,000 (l)(m)
Total New York				1,600,000
Ohio — 0.0%††
Franklin County, OH, Hospital Revenue, Nationwide Children’s Hospital Project, Series B, Refunding, SPA - JPMorgan Chase & Co.	4.700%	11/1/42	700,000	700,000 (l)(m)
See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2024 Quarterly Report

 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Oregon — 0.3%
Oregon State Facilities Authority Revenue, Peacehealth, Series B, Refunding, LOC - TD Bank N.A.	4.950%	8/1/34	$5,850,000	$5,850,000 (l)(m)
Oregon State Housing & Community Services Department Mortgage Revenue, Series C, SPA - Sumitomo Mitsui Banking	3.930%	7/1/45	1,100,000	1,100,000 (c)(l)(m)
Total Oregon				6,950,000
Pennsylvania — 0.0%††
Philadelphia, PA, Gas Works Revenue, 1998 General Ordinance, Refunding, LOC - TD Bank N.A.	3.900%	8/1/31	200,000	200,000 (l)(m)
Texas — 0.0%††
Harris County, TX, Health Facilities Development Corp. Revenue, Methodist Hospital System, Series A-1, Refunding	4.750%	12/1/41	400,000	400,000 (l)(m)

Total Short-Term Investments (Cost — $24,800,000)				24,800,000
Total Investments — 101.2% (Cost — $2,341,815,764)				2,335,962,888
TOB Floating Rate Notes — (1.8)%				(42,395,000)
Other Assets in Excess of Other Liabilities — 0.6%				15,128,081
Total Net Assets — 100.0%				$2,308,695,969

††	Represents less than 0.1%.
*	Non-income producing security.
(a)	Maturity date shown represents the mandatory tender date.
(b)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(d)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(e)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.
(f)	Securities traded on a when-issued or delayed delivery basis.
(g)	All or a portion of this security is held at the broker as collateral for open futures contracts.
(h)	Bonds are generally escrowed to maturity by government securities and/or U.S. government agency securities.
(i)	The coupon payment on this security is currently in default as of June 30, 2024.
(j)	The maturity principal is currently in default as of June 30, 2024.
(k)	Represents securities deposited into a special purpose entity, referred to as a Tender Option Bond (“TOB”) trust.
(l)
Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The
SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s
Short-term Obligation Rate Transparency System.

(m)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Intermediate-Term Municipals Fund
Abbreviation(s) used in this schedule:
AGM	—	Assured Guaranty Municipal Corporation — Insured Bonds
BAM	—	Build America Mutual — Insured Bonds
CAB	—	Capital Appreciation Bonds
COP	—	Certificates of Participation
CSCE	—	Charter School Credit Enhancement
DFA	—	Development Finance Agency
EDA	—	Economic Development Authority
EDC	—	Economic Development Corporation
GO	—	General Obligation
GTD	—	Guaranteed
HEFA	—	Health & Educational Facilities Authority
IDA	—	Industrial Development Authority
IDR	—	Industrial Development Revenue
ISD	—	Independent School District
LOC	—	Letter of Credit
MFA	—	Municipal Finance Authority
MTA	—	Metropolitan Transportation Authority
NATL	—	National Public Finance Guarantee Corporation — Insured Bonds
PCFA	—	Pollution Control Financing Authority
PCR	—	Pollution Control Revenue
PEA	—	Public Energy Authority
PSF	—	Permanent School Fund
Q-SBLF	—	Qualified School Board Loan Fund
SCAGO	—	South Carolina Association of Government Organizations
SD	—	School District
SOFR	—	Secured Overnight Financing Rate
SPA	—	Standby Bond Purchase Agreement — Insured Bonds
TFA	—	Transitional Finance Authority
USD	—	Unified School District
At June 30, 2024, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
U.S. Treasury Long-Term Bonds	1,053	9/24	$123,186,974	$124,583,062	$1,396,088
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2024 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset Intermediate-Term Municipals Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.
Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Western Asset Intermediate-Term Municipals Fund 2024 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Municipal Bonds	—	$2,230,211,542	—	$2,230,211,542
Municipal Bonds Deposited in Tender Option Bond Trusts	—	80,951,346	—	80,951,346
Total Long-Term Investments	—	2,311,162,888	—	2,311,162,888
Short-Term Investments†	—	24,800,000	—	24,800,000
Total Investments	—	$2,335,962,888	—	$2,335,962,888
Other Financial Instruments:
Futures Contracts††	$1,396,088	—	—	$1,396,088
Total	$1,396,088	$2,335,962,888	—	$2,337,358,976

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.

Western Asset Intermediate-Term Municipals Fund 2024 Quarterly Report